Insurance and Reinsurance contract Assets and Liabilities - Summary of Reinsurance Contracts Held in Analysis by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	$ 45,871
Opening reinsurance contract held liabilities	2,391
Net expenses from reinsurance contracts	(613)	$ (623)
Cash flows
Closing reinsurance contract held assets	42,651	45,871
Closing reinsurance contract held liabilities	2,831	2,391
Reinsurance contracts held [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	45,871	52,829
Opening reinsurance contract held liabilities	(2,391)	(2,079)
Net opening balance	43,480	50,750
Allocation of reinsurance premium paid	(6,430)	(6,024)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	5,751	5,308
Recoveries and reversals of recoveries of losses on onerous underlying contracts	77	132
Adjustments to assets for incurred claims	(11)	(39)
Insurance service result	(613)	(623)
Investment components and premium refunds	0
Net expenses from reinsurance contracts	(613)	(623)
Net finance (income) expenses from reinsurance contracts	639	(9,136)
Effect of changes in non-performance risk of reinsurers	(14)	97
Effects of movements in foreign exchange rates	(1,098)	3,146
Contracts measured under PAA	0
Total changes in income and OCI	(1,086)	(6,516)
Cash flows
Premiums paid	4,956	6,159
Amounts received	(7,530)	(6,913)
Total cash flows	(2,574)	(754)
Net closing balance	39,820	43,480
Closing reinsurance contract held assets	42,651	45,871
Closing reinsurance contract held liabilities	(2,831)	(2,391)
Net closing balance	39,820	43,480
Reinsurance contracts held [Member] | Assets for remaining coverage excluding loss recovery component [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	37,853	45,699
Opening reinsurance contract held liabilities	(2,196)	(2,030)
Net opening balance	35,657	43,669
Allocation of reinsurance premium paid	(6,430)	(6,024)
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	0
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0
Adjustments to assets for incurred claims	0
Insurance service result	(6,430)	(6,024)
Investment components and premium refunds	(1,519)	(1,341)
Net expenses from reinsurance contracts	(7,949)	(7,365)
Net finance (income) expenses from reinsurance contracts	719	(9,586)
Effect of changes in non-performance risk of reinsurers	(14)	97
Effects of movements in foreign exchange rates	(924)	2,683
Contracts measured under PAA	0
Total changes in income and OCI	(8,168)	(14,171)
Cash flows
Premiums paid	4,956	6,159
Amounts received	0
Total cash flows	4,956	6,159
Net closing balance	32,445	35,657
Closing reinsurance contract held assets	35,079	37,853
Closing reinsurance contract held liabilities	(2,634)	(2,196)
Net closing balance	32,445	35,657
Reinsurance contracts held [Member] | Assets for remaining coverage loss recovery component [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	209	79
Opening reinsurance contract held liabilities	4	19
Net opening balance	213	98
Allocation of reinsurance premium paid	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	(45)	(30)
Recoveries and reversals of recoveries of losses on onerous underlying contracts	77	132
Adjustments to assets for incurred claims	0
Insurance service result	32	102
Investment components and premium refunds	0
Net expenses from reinsurance contracts	32	102
Net finance (income) expenses from reinsurance contracts	8	5
Effect of changes in non-performance risk of reinsurers	0
Effects of movements in foreign exchange rates	(5)	8
Contracts measured under PAA	0
Total changes in income and OCI	35	115
Cash flows
Premiums paid	0
Amounts received	0
Total cash flows	0
Net closing balance	248	213
Closing reinsurance contract held assets	246	209
Closing reinsurance contract held liabilities	2	4
Net closing balance	248	213
Reinsurance contracts held [Member] | Assets for incurred claims [Member] | Products not under PAA [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	7,521	6,740
Opening reinsurance contract held liabilities	(137)	(27)
Net opening balance	7,384	6,713
Allocation of reinsurance premium paid	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	5,228	4,925
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0
Adjustments to assets for incurred claims	5	3
Insurance service result	5,233	4,928
Investment components and premium refunds	1,519	1,341
Net expenses from reinsurance contracts	6,752	6,269
Net finance (income) expenses from reinsurance contracts	(97)	446
Effect of changes in non-performance risk of reinsurers	0
Effects of movements in foreign exchange rates	(169)	455
Contracts measured under PAA	0
Total changes in income and OCI	6,486	7,170
Cash flows
Premiums paid	0
Amounts received	(6,971)	(6,499)
Total cash flows	(6,971)	(6,499)
Net closing balance	6,899	7,384
Closing reinsurance contract held assets	7,035	7,521
Closing reinsurance contract held liabilities	(136)	(137)
Net closing balance	6,899	7,384
Reinsurance contracts held [Member] | Assets for incurred claims [Member] | PAA [Member] | Estimates of PV of future cash flows [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	280	303
Opening reinsurance contract held liabilities	(62)	(41)
Net opening balance	218	262
Allocation of reinsurance premium paid	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	568	417
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0
Adjustments to assets for incurred claims	(24)	(33)
Insurance service result	544	384
Investment components and premium refunds	0
Net expenses from reinsurance contracts	544	384
Net finance (income) expenses from reinsurance contracts	9	(14)
Effect of changes in non-performance risk of reinsurers	0
Effects of movements in foreign exchange rates	0
Contracts measured under PAA	0
Total changes in income and OCI	553	370
Cash flows
Premiums paid	0
Amounts received	(559)	(414)
Total cash flows	(559)	(414)
Net closing balance	212	218
Closing reinsurance contract held assets	275	280
Closing reinsurance contract held liabilities	(63)	(62)
Net closing balance	212	218
Reinsurance contracts held [Member] | Assets for incurred claims [Member] | PAA [Member] | Risk adjustment for non-financial risk [Member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening reinsurance contract held assets	8	8
Opening reinsurance contract held liabilities	0
Net opening balance	8	8
Allocation of reinsurance premium paid	0
Amounts recoverable from reinsurers
Recoveries of incurred claims and other insurance service expenses	0	(4)
Recoveries and reversals of recoveries of losses on onerous underlying contracts	0
Adjustments to assets for incurred claims	8	(9)
Insurance service result	8	(13)
Investment components and premium refunds	0
Net expenses from reinsurance contracts	8	(13)
Net finance (income) expenses from reinsurance contracts	0	13
Effect of changes in non-performance risk of reinsurers	0
Effects of movements in foreign exchange rates	0
Contracts measured under PAA	0
Total changes in income and OCI	8
Cash flows
Premiums paid	0
Amounts received	0
Total cash flows	0
Net closing balance	16	8
Closing reinsurance contract held assets	16	8
Closing reinsurance contract held liabilities	0	0
Net closing balance	$ 16	$ 8